RELATED PARTY TRANSACTIONS, Transactions with Related Party (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Transactions Between Related Parties [Abstract]
Provide service to a related party	[1]	$ 18,715	$ 754	$ 3,076
Sales of goods to a related party		41	0	0
Receive service from a related party		182	228	425
Interest earned from a related party		0	0	1,499
Return of wealth management products from a related party		0	0	283
Loss from disposal of business to a related party		0	74	0
Changes in fair value of financial assets at fair value through profit or loss		$ 1,920	$ 3,527	(952)
Capital contribution made by Group to limited partnership				$ 17,300
Matrixport Group [Member]
Transactions Between Related Parties [Abstract]
Capital commitment					$ 20,000

[1]	Mainly related to the hosting service provided by the Group.